Offerings	Apr. 01, 2026 USD ($) shares uSD
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.03 par value per share
Amount Registered | shares	1,318,444	[1],[2]
Proposed Maximum Offering Price per Unit | uSD	16.46	[3]
Maximum Aggregate Offering Price	$ 21,701,588.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,996.99
Offering Note	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s common stock, $0.03 par value per share, the number of shares of common stock registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
2.Represents shares of common stock that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2017 Stock Incentive Plan, as amended (the “2017 Plan”), on August 30, 2025 pursuant to an “evergreen” provision contained in the 2017 Plan. Pursuant to such provision, the number of shares of common stock reserved for issuance under the 2017 Plan automatically increases on the first day of each fiscal year, starting on September 1, 2017 and continuing through September 1, 2026, by an amount equal to the lesser of (i) 3,000,000 shares of common stock, (ii) 2.5% of the number of shares of common stock outstanding on such date, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of shares of common stock available for issuance under the 2017 Plan was automatically increased by 1,318,444 shares effective August 30, 2025, which is equal to 2.5% of the total number of shares of common stock outstanding as of August 30, 2025.
3.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market.
4.Represents shares of common stock that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2018 Employee Stock Purchase Plan (the “ESPP”) on September 1, 2025 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of shares of common stock reserved for issuance under the ESPP automatically increases on September 1 of each year, starting on September 1, 2018 and continuing through September 1, 2027, by an amount equal to the lesser of (i) 1.5% of the number of shares of common stock issued and outstanding on the immediately preceding fiscal year end date, (ii) 600,000 shares of common stock, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of shares of common stock available for issuance under the ESPP was automatically increased by 600,000 shares effective September 1, 2025.
5.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market, multiplied by 85%.
6.Represents shares of common stock that became available for issuance under the 2017 Plan as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the 2017 Plan.
7.The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.03 par value per share
Amount Registered | shares	600,000	[1],[4]
Proposed Maximum Offering Price per Unit | uSD	14.00	[5]
Maximum Aggregate Offering Price	$ 8,400,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,160.04
Offering Note	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s common stock, $0.03 par value per share, the number of shares of common stock registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
2.Represents shares of common stock that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2017 Stock Incentive Plan, as amended (the “2017 Plan”), on August 30, 2025 pursuant to an “evergreen” provision contained in the 2017 Plan. Pursuant to such provision, the number of shares of common stock reserved for issuance under the 2017 Plan automatically increases on the first day of each fiscal year, starting on September 1, 2017 and continuing through September 1, 2026, by an amount equal to the lesser of (i) 3,000,000 shares of common stock, (ii) 2.5% of the number of shares of common stock outstanding on such date, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of shares of common stock available for issuance under the 2017 Plan was automatically increased by 1,318,444 shares effective August 30, 2025, which is equal to 2.5% of the total number of shares of common stock outstanding as of August 30, 2025.
3.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market.
4.Represents shares of common stock that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2018 Employee Stock Purchase Plan (the “ESPP”) on September 1, 2025 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of shares of common stock reserved for issuance under the ESPP automatically increases on September 1 of each year, starting on September 1, 2018 and continuing through September 1, 2027, by an amount equal to the lesser of (i) 1.5% of the number of shares of common stock issued and outstanding on the immediately preceding fiscal year end date, (ii) 600,000 shares of common stock, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of shares of common stock available for issuance under the ESPP was automatically increased by 600,000 shares effective September 1, 2025.
5.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market, multiplied by 85%.
6.Represents shares of common stock that became available for issuance under the 2017 Plan as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the 2017 Plan.
7.The Registrant does not have any fee offsets.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.03 par value per share
Amount Registered | shares	741,576	[1],[6]
Proposed Maximum Offering Price per Unit | uSD	16.46	[3]
Maximum Aggregate Offering Price	$ 12,206,340.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,685.7
Offering Note	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s common stock, $0.03 par value per share, the number of shares of common stock registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
2.Represents shares of common stock that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2017 Stock Incentive Plan, as amended (the “2017 Plan”), on August 30, 2025 pursuant to an “evergreen” provision contained in the 2017 Plan. Pursuant to such provision, the number of shares of common stock reserved for issuance under the 2017 Plan automatically increases on the first day of each fiscal year, starting on September 1, 2017 and continuing through September 1, 2026, by an amount equal to the lesser of (i) 3,000,000 shares of common stock, (ii) 2.5% of the number of shares of common stock outstanding on such date, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of shares of common stock available for issuance under the 2017 Plan was automatically increased by 1,318,444 shares effective August 30, 2025, which is equal to 2.5% of the total number of shares of common stock outstanding as of August 30, 2025.
3.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market.
4.Represents shares of common stock that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2018 Employee Stock Purchase Plan (the “ESPP”) on September 1, 2025 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of shares of common stock reserved for issuance under the ESPP automatically increases on September 1 of each year, starting on September 1, 2018 and continuing through September 1, 2027, by an amount equal to the lesser of (i) 1.5% of the number of shares of common stock issued and outstanding on the immediately preceding fiscal year end date, (ii) 600,000 shares of common stock, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of shares of common stock available for issuance under the ESPP was automatically increased by 600,000 shares effective September 1, 2025.
5.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market, multiplied by 85%.
6.Represents shares of common stock that became available for issuance under the 2017 Plan as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the 2017 Plan.
7.The Registrant does not have any fee offsets.

[1]	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s common stock, $0.03 par value per share, the number of shares of common stock registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
[2]	Represents shares of common stock that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2017 Stock Incentive Plan, as amended (the “2017 Plan”), on August 30, 2025 pursuant to an “evergreen” provision contained in the 2017 Plan. Pursuant to such provision, the number of shares of common stock reserved for issuance under the 2017 Plan automatically increases on the first day of each fiscal year, starting on September 1, 2017 and continuing through September 1, 2026, by an amount equal to the lesser of (i) 3,000,000 shares of common stock, (ii) 2.5% of the number of shares of common stock outstanding on such date, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of shares of common stock available for issuance under the 2017 Plan was automatically increased by 1,318,444 shares effective August 30, 2025, which is equal to 2.5% of the total number of shares of common stock outstanding as of August 30, 2025.
[3]	Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market.
[4]	Represents shares of common stock that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2018 Employee Stock Purchase Plan (the “ESPP”) on September 1, 2025 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of shares of common stock reserved for issuance under the ESPP automatically increases on September 1 of each year, starting on September 1, 2018 and continuing through September 1, 2027, by an amount equal to the lesser of (i) 1.5% of the number of shares of common stock issued and outstanding on the immediately preceding fiscal year end date, (ii) 600,000 shares of common stock, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of shares of common stock available for issuance under the ESPP was automatically increased by 600,000 shares effective September 1, 2025.
[5]	Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market, multiplied by 85%.
[6]	Represents shares of common stock that became available for issuance under the 2017 Plan as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the 2017 Plan.